Corporate debt (Tables)	12 Months Ended
Dec. 31, 2023
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2023 and 2022 is as follows:

	Balance as of December 31,
	2023	2022
Non-current	1,050,816	1,000,503
Current	34,022	16,697
Total Corporate debt	1,084,838	1,017,200

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of December 31, 2023 is as follows:

	2024	2025	2026	2027	2028	Total
2017 Credit Facility	13	9,876	-	-	-	9,889
Revolving Credit Facility	261	54,427	-	-	-	54,688
Commercial Paper	25,691	-	-	-	-	25,691
2020 Green Private Placement	174	-	318,668	-	-	318,842
2020 Note Issuance Facility	-	-	-	152,356	-	152,356
Green Exchangeable Notes	2,108	110,020	-	-	-	112,128
Green Senior Note	963	-	-	-	395,964	396,927
Other bank Loans	4,812	4,736	2,288	1,642	839	14,317
Total	34,022	179,059	320,956	153,998	396,803	1,084,838

The repayment schedule for the corporate debt as of December 31, 2022 was as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387	-	-	-	-	29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200

Movement in corporate debt
The following table details the movement in corporate debt for the year 2023:

	Corporate debt - long term	Corporate debt - short term	Total
Balance as of December 31, 2022	1,000,503	16,697	1,017,200
Nominal increase	35,648	126,537	162,185
Nominal repayment	-	(115,891)	(115,891)
Interest payment	-	(40,573)	(40,573)
Total cash changes	35,648	(29,927)	5,721
Interest accrued	-	40,570	40,570
Currency translation differences	15,037	1,255	16,292
Other non-cash changes	5,055	-	5,055
Reclassifications	(5,427)	5,427	-
Total non-cash changes	14,665	47,252	61,917
Balance as of December 31, 2023	1,050,816	34,022	1,084,838

The following table details the movement in corporate debt for the year 2022:

	Corporate debt - long term	Corporate debt - short term	Total
Balance as of December 31, 2021	995,190	27,881	1,023,071
Nominal increase	35,574	65,566	101,140
Nominal repayment	(1,323)	(79,196)	(80,519)
Interest payment	-	(38,117)	(38,117)
Total cash changes	34,251	(51,747)	(17,496)
Interest accrued	-	38,321	38,321
Currency translation differences	(29,419)	(1,423)	(30,842)
Other non-cash changes	4,146	-	4,146
Reclassifications	(3,665)	3,665	-
Total non-cash changes	(28,938)	40,563	11,625
Balance as of December 31, 2022	1,000,503	16,697	1,017,200